Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity
Stockholders' Equity
13.	Stockholders’ Equity

Common Stock

In connection with the closing of the Business Combination, the Company authorized the issuance of 700,000,000 shares of Class A common stock, par value $0.0001 per share, 20,000,000 shares of Class B common stock, par value $0.0001 per share, and 10,000,000 shares of Class C common stock, par value $0.0001 per share. Each share of Class A common stock is entitled to one vote and each share of Class B common stock is entitled to fifty votes. Class C common stock is non-voting.

Preferred Stock

In connection with the closing of the Business Combination, the Company authorized the issuance of 50,000,000 shares of preferred stock, par value $0.0001 per share. The board of directors is authorized, without further stockholder approval, to issue such preferred stock in one or more series, to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. There were no issued and outstanding shares of preferred stock as of December 31, 2021.

Stock-Based Compensation

Stock Incentive Plans

The Company’s 2008 Stock Plan (the “2008 Plan”) was adopted on June 25, 2008. The Company’s 2015 Equity Incentive Plan (“2015 Plan”) was adopted on October 30, 2015 and superseded the 2008 plan. The 2015 Plan increased the number of Legacy BuzzFeed shares available for grant and issuance to 16,895,765. The 2015 Plan allowed for the grant of incentive and nonqualified stock options, restricted stock units (“RSUs”), and stock appreciation rights to eligible participants.

On October 16, 2018, the 2015 Plan was amended to increase the maximum number of shares of Legacy BuzzFeed common stock available for issuance by 15,700,000. At the time the Equity Incentive Plan (defined below) became effective, 32,595,765 shares of Legacy BuzzFeed common stock had been authorized for issuance under the 2015 Plan. From and after the effectiveness of the Equity Incentive Plan, no additional awards will be granted under the 2015 Plan. Upon the closing of the Business Combination, all outstanding Legacy BuzzFeed stock options under the 2015 Plan and 2008 Plan, whether vested or unvested, were substituted and converted into options to purchase shares of Class A common stock granted in accordance with the Equity Inventive Plan based on the exchange ratio of 0.306. All outstanding Legacy BuzzFeed RSUs under the 2015 Plan and 2008 Plan were substituted and converted into RSUs representing the opportunity to be issued shares of Class A common stock granted in accordance with the Equity Incentive Plan based on the exchange ratio of 0.306.

In December 2021, the Equity Incentive Plan was adopted by the 890 board and approved by the 890 stockholders prior to closing of the Business Combination and it became effective on the closing of the Business Combination. The Equity Incentive Plan allows the Company to grant awards of stock options, restricted stock awards, stock appreciation rights (“SARs”), RSUs, cash awards, performance awards, and stock bonus awards to officers, employees, directors and consultants. A total of 31,206,550 shares of Class A common stock were reserved for issuance under the Equity Incentive Plan. The number of shares reserved for issuance under the Equity Incentive Plan will increase automatically on January 1 of each year from 2022 through 2031 by the number of shares equal to the lesser of 5% of the total number of outstanding shares of all classes of common stock as of the immediately preceding December 31, or a number as may be determined by the board of directors.

Stock Options

A summary of the stock option activity under the Company’s equity incentive plans is presented below:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares(1)	Price(1)	Term	Intrinsic Value
Balance as of December 31, 2020	9,822	$6.41	5.01	$19,248
Granted	621	9.11
Exercised	(2,393)	2.95
Forfeited	(2,392)	9.71
Expired	(1,098)	8.79
Balance as of December 31, 2021	4,560	$6.29	3.07	$2,670
Expected to vest at December 31, 2021	4,560	$6.29	3.07	$2,670
Exercisable at December 31, 2021	3,895	$5.83	2.08	$2,670
(1)	Number of shares and weighted average exercise price have been retroactively adjusted to give effect to the exchange ratio of 0.306.

Options are generally granted for a term of 10 years from the date of grant. Options granted under the plans may be exercised prior to vesting. Stock options generally vest over four years based on service.

The fair value of stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model based upon the following range of assumptions:

	2021	2020(1)	2019(1)
Exercise price	$8.99 – $9.25	$7.48 – $8.33	$8.30 – $8.33
Expected dividend yield	0%	0%	0%
Expected volatility	45% – 48%	41% – 46%	38% – 39%
Expected term (years)	5.00 – 6.07	5.55 – 6.07	5.80 – 6.09
Risk free interest rate	0.80% – 1.04%	0.26% – 1.17%	1.58% – 2.35%
(1)	Exercise prices have been retroactively adjusted to give effect to the exchange ratio of 0.306.

The Company uses the simplified method in accordance with the applicable authoritative guidance to estimate the expected term of the option, due to the limited historical experience to date. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Since the Company’s common stock is not publicly traded for a sufficient time period, the expected volatility is based on expected volatilities of similar companies that have a history of being publicly traded. No dividends have been assumed.

The Company records stock-based compensation expense on a straight-line basis over the vesting period. As of December 31, 2021, the total share-based compensation costs not yet recognized related to unvested stock options was $2.2 million, which is expected to be recognized over the weighted-average remaining requisite service period of 1.3 years. The weighted average fair value of stock options granted during December 31, 2021, 2020 and 2019 was $1.23, $1.03, and $1.01 respectively. The intrinsic value of stock options exercised was $13.8 million, $0.4 million, and $1.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Restricted Stock Units

A summary of RSU activity is presented below:

		Weighted Average
		Grant-Date Fair
	Shares(1)	Value(1)
Outstanding as of December 31, 2020	2,530	$8.53
Granted	3,011	9.11
Vested	(4)	9.25
Forfeited	(302)	8.33
Outstanding as of December 31, 2021	5,235	$8.88
(1)	Shares and weighted average grant-date fair value have been retroactively adjusted to give effect to the exchange ratio of 0.306.

As of December 31, 2021, there was approximately $29.1 million of unrecognized compensation costs related to RSUs. Included in the above are 2.5 million RSUs that vest based on service and upon the occurrence of a sale transaction (“Acquisition”) or the completion of an initial public offering. The Two-Step Merger did not result in the satisfaction of this liquidity condition as it does not meet the definition of an Acquisition per the award agreements. Unrecognized compensation costs related to these RSUs totaled $21.2 million at December 31, 2021.

The closing of the Two-Step Merger satisfied the liquidity condition in 2.7 million RSUs. As a result, $16.0 million of compensation cost associated with service rendered prior to the Two-Step Merger was recognized at Closing. $2.2 million, $4.4 million, $8.7 million, and $0.8 million of this was reflected in cost of revenue, excluding depreciation and amortization, sales and marketing, general and administrative, and research and development within the consolidated statement of operations, respectively.

Escrowed Shares

In connection with the Business Combination, our Chief Executive Officer and Founder, Jonah Peretti, Jonah Peretti, LLC, NBCUniversal Media, LLC (“NBCU”) and PNC Bank National Association, entered into an escrow agreement (the “Escrow Agreement”). The Escrow Agreement provides for, among other things, the escrow of 1,200,000 shares of New BuzzFeed Class A common stock or New BuzzFeed Class B common stock (the “Escrowed Shares”) exchangeable by Jonah Peretti, LLC in connection with the Two-Step Merger. Pursuant to the Escrow Agreement, in the event the Transfer Date SPAC Share Price (as defined in the Escrow Agreement) is less than $12.50 per share on the Transfer Date (as defined in the Escrow Agreement), Jonah Peretti, LLC and NBCU shall instruct the escrow agent to transfer (1) to NBCU a number of Escrowed Shares equal to the Make Whole Shares (as defined in the Escrow Agreement) and (2) to Mr. Peretti, the remainder of the Escrowed Shares, if any. If the Transfer Date SPAC Share Price is equal to or greater than $12.50 on the Transfer Date, Jonah Peretti, LLC and NBCU shall instruct the escrow agent to transfer all of the Escrowed Shares to Mr. Peretti.

The Escrow Agreement was accounted for as a compensatory stock-based compensation award with a market condition. As there are no future service conditions, the $5.4 million fair value of the award was recognized within general and administrative expense at the time of closing of the Business Combination. The fair value was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the likelihood that the market condition will be satisfied.